Share Capital (Stock Options) (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of options outstanding | shares	3,924,851	4,601,726
Granted | shares	481,449	634,727
Exercised | shares	(1,424,916)	(1,198,125)
Expired | shares	(215,007)	(113,477)
Number of options outstanding | shares	2,766,377	3,924,851
Weighted average exercise price of share options outstanding (CAD$)	$ 8.32	$ 7.47
Weighted average exercise price of share options granted (CAD$)	14.10	9.53
Weighted average exercise price of share options exercised (CAD$)	8.01	5.89
Weighted average exercise price of share options expired (CAD$)	10.40	6.68
Weighted average exercise price of share options outstanding (CAD$)	9.32	8.32
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	$ 16.82	$ 11.98